PRIVATE LOANS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, after allowance for credit loss	$ 1,144,000,000	$ 294,000,000
Private loan
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, after allowance for credit loss	1,144,000,000	294,000,000
Allowance for credit loss	28,000,000	12,000,000
A or higher | Private loan
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, after allowance for credit loss	4,000,000	58,000,000
BBB | Private loan
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, after allowance for credit loss	17,000,000	19,000,000
BB and below | Private loan
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, after allowance for credit loss	395,000,000	22,000,000
Unrated | Private loan
Financing Receivable, Credit Quality Indicator [Line Items]
Financing receivable, after allowance for credit loss	$ 729,000,000	$ 196,000,000